Sparrow Funds

January 4, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Sparrow Funds
Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A
(SEC Accession No. 0001162044-20-001575)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Sparrow Funds (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 45 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 22, 2021.

Questions related to this filing should be directed to Philip Sineneng of Thompson Hine LLP at (614) 469-3217.

Very truly yours,

Gerald Sparrow
Gerald Sparrow (Jan 4, 2022 09:10 CST)

Gerry Sparrow
President